RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of related parties transactions [Abstract]
RELATED PARTIES TRANSACTIONS
5	RELATED PARTIES TRANSACTIONS

Many of the Group’s transactions and arrangements were with related parties and the effect of these on the basis determined between the parties is reflected in these financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

During the year, Group entities entered into the following transactions with related parties:

(i)	Joint ventures

	2022	2021	2020
	US$’000	US$’000	US$’000
Interest income	-	-	157
Technical management fee income	-	-	354
Agency fees from joint ventures	3	3	83
Dividend income	-	-	536
Charter hire and other related revenue	-	-	679
Charter hire and other related expenses	-	-	(6,025)
Payments on behalf of a joint venture	-	-	(7,987)
Repayment of preference shares by a joint venture	-	-	2,569
Settlement of interest-bearing loan	-	-	5,382

(ii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24
Related Party Disclosures
.

	2022	2021	2020
	US$’000	US$’000	US$’000

Short-term benefits	7,954	9,200	4,073
Share-based payments	5,108	1,479	769
	13,062	10,679	4,842

The remuneration of directors and key management is determined by the remuneration committee of Grindrod Shipping Holdings Limited having regard to the performance of individuals and market trends.